Commitments and Contingencies - Additional Information (Details) - USD ($)			6 Months Ended
	Dec. 31, 2020	Dec. 23, 2020	Jun. 30, 2021
Loss Contingencies [Line Items]
Duration of lease agreement		5 years
Date of lease Commencement		Jan. 01, 2021
Annual lease rent	$ 847,000	$ 1,100,000	$ 83,000
Operating lease liabilities			4,218,000
Operating Right of Use Assets			$ 4,217,000